INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [Abstract]
Disclosure of detailed information about adjustments for income tax expense [Text Block]	The corporate taxation rates payable by the South African entities in terms of the tax law in South Africa is 28% (2020 and 2019: 28%).
	2021	2020	2019
	US$’000	US$’000	US$’000
Current tax
In respect of the current year	513	181	(413)
Withholdings tax	48	10	-
In respect of prior years	(132)	-	8
	429	191	(405)
Deferred tax
In respect of the current year	(547)	(2)	3
In respect of prior years	-	-	2
	(547)	(2)	5

Income tax (benefit) expense	(118)	189	(400)

Disclosure of detailed information about income tax reconciliation [Text Block]
The total charge for the year can be reconciled to the accounting loss as follows:

	2021	2020	2019
	US$’000	US$’000	US$’000

Profit (loss) before tax	132,529	(34,788)	(27,485)

Income tax benefit calculated at corporate rate	22,530	(5,914)	(4,672)
Adjusted for:
Effect of income that is exempted from tax	(27,890)	(2,967)	(2,225)
Effect of expenses that are not deductible in determining taxable profit	6,204	9,905	7,623
Effect of different tax rates of subsidiaries operating in other jurisdictions	(878)	(849)	(1,134)
Effect of tax losses disallowed to be brought forward	-	4	-
(Over)under provision of tax in prior year	(132)	-	8
Withholding tax	48	10	-
	(118)	189	(400)